ACCRUED EXPENSES (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2020
ACCRUED EXPENSES
Accrued Expenses	$ 217,073	$ 217,073	$ 263,355